CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
REVENUES	$ 345,059	$ 305,003	$ 675,139	$ 583,046
COST OF REVENUES	253,998	232,275	499,310	448,971
GROSS PROFIT	91,061	72,728	175,829	134,075
OPERATING COSTS AND EXPENSES:
Research and development	16,432	16,030	32,200	31,267
Marketing, general and administrative	17,238	16,520	33,475	32,443
Nishiwaki Fab restructuring and impairment cost (income), net				(627)
TOTAL OPERATING COSTS AND EXPENSES	33,670	32,550	65,675	63,083
OPERATING PROFIT	57,391	40,178	110,154	70,992
INTEREST EXPENSE, NET	(2,070)	(2,997)	(4,281)	(6,355)
OTHER FINANCING EXPENSE, NET	(1,053)	(7,528)	(3,071)	(11,497)
GAIN FROM ACQUISITION, NET		10,158		51,298
OTHER INCOME, NET	142	4,362	653	4,362
PROFIT BEFORE INCOME TAX	54,410	44,173	103,455	108,800
INCOME TAX EXPENSE	(2,683)	(3,826)	(4,682)	(3,905)
NET PROFIT	51,727	40,347	98,773	104,895
Net income attributable to non controlling interest	(1,710)	(1,861)	(3,247)	(465)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 50,017	$ 38,486	$ 95,526	$ 104,430
BASIC EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.52	$ 0.45	$ 1.00	$ 1.22
Weighted average number of ordinary shares outstanding	96,365	86,300	95,139	85,410
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 0.49	$ 0.40	$ 0.95	$ 1.09
Net profit used for diluted earnings per share	$ 52,217	$ 40,556	$ 99,883	$ 108,556
Weighted average number of ordinary shares outstanding used for diluted earnings per share	105,648	100,163	105,288	99,546